SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Federal statutory rate (as a percent)		35.00%	35.00%	35.00%
Forecast
Income Taxes
Federal statutory rate (as a percent)	21.00%